Prepayments and Other Assets - Schedule of Prepayments and Other Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Prepayments and Other Assets [Abstract]
Prepayments	$ 1,528	$ 2,321
Deposits	1,498	1,609
VAT recoverable	1,359	1,346
Others	232	361
Total of prepayments and other assets	$ 4,617	$ 5,637